Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 239,329	$ 191,995
Marketable securities	6,142	92,666
Trade and other receivables	70,035	82,307
Inventories	417,541	412,005
Derivative assets	0	17,700
Prepaid expenses	44,529	35,144
Other current assets	6,529	2,141
Current assets	784,105	833,958
Non-current assets
Restricted cash	12,201	15,322
Inventories	277,102	200,368
Mineral properties, plant and equipment	5,564,713	3,225,213
Investments in associates	0	29,263
Deferred income tax assets	2,339	0
Other non-current assets	73,135	46,253
Total assets	6,713,595	4,350,377
Current liabilities
Accounts payable and accrued liabilities	268,444	246,522
Current portion of loans and borrowings	135,592	138,604
Current portion of deferred revenue	116,334	39,598
Current portion of derivative liabilities	116,563	8,829
Other current liabilities	52,158	46,048
Current liabilities	689,091	479,601
Non-current liabilities
Loans and borrowings	1,212,239	786,376
Deferred revenue	266,718	194,535
Reclamation and closure cost provisions	130,174	120,083
Non-current derivative financial liabilities	46,372	11,082
Deferred income tax liabilities	799,972	244,704
Other non-current liabilities	171,477	71,535
Total liabilities	3,316,043	1,907,916
Shareholders’ equity
Common shares	2,798,820	2,085,565
Reserves	74,100	79,077
Accumulated other comprehensive loss	(89,027)	(70,730)
Retained earnings	613,659	348,549
Total equity	3,397,552	2,442,461
Total liabilities and equity	$ 6,713,595	$ 4,350,377